Contract liabilities (Details) - CAD ($)	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Contract liabilities
Opening balance	$ 1,815,731	$ 1,029,318
Payments received in advance	884,785	3,330,235
Boat sale deposits		151,572
Payments reimbursed		(8,131)
Transferred to revenues	(880,829)	(2,718,943)
Deconsolidation on sale of subsidiary	(922,629)
Currency translation	10,833	31,680
Closing balance	$ 907,891	$ 1,815,731